Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations

Note 3—Discontinued Operations

During the third quarter of 2010, Torchmark’s subsidiary, Liberty, entered into an agreement to sell its wholly-owned subsidiary, United Investors Life Insurance Company (United Investors), to an unaffiliated insurance carrier. The sale was completed as of December 31, 2010. United Investors marketed primarily term and interest-sensitive life insurance, fixed annuities, and, prior to 2009, variable annuities. Consideration for the sale consisted of $343 million in cash at the closing, as well as post-closing proceeds receivable from the buyer of approximately $21 million which was received in early 2011. The transaction resulted in a pretax loss of approximately $38 million ($35 million after tax), which has been reported as a realized loss on the disposal of a discontinued operation in 2010. Due to the sale, Torchmark’s consolidated financial statements are presented to reflect the transactions as discontinued operations.

An analysis of income from discontinued operations is as follows:

	Twelve months ended December 31,
	2010	2009
Premium income	$73,675	$77,094
Investment income	43,787	42,375
Realized investment gains (losses)	2,850	(12,167)
Other income	103	22

Total revenue*	120,415	107,324

Policyholder benefits	56,374	59,470
Amortization of deferred acquisition costs	14,599	13,267
Other expense	4,960	6,470

Total benefits and expense	75,933	79,207

Pre tax income from discontinued operations	44,482	28,117
Income tax	(14,698)	(9,216)

Income from discontinued operations	$29,784	$18,901

Revenues and profitability in the indicated segment were as follows:

	Twelve Months Ended December 31,
	2010	2009
Revenues:
Life	$65,726	$67,917
Annuity	7,949	9,177
Investment	43,787	42,375
Other	103	22

Total*	$117,565	$119,491

Segment profitability (loss):
Life	$22,692	$19,477
Annuity	(931)	3,084
Investment	22,490	21,660
Other	(2,619)	(3,937)

Total	$41,632	$40,284

*	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.